Schedule of Investments
November 30, 2024 (unaudited)
Monteagle Opportunity Equity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 92.76%

Abrasive, Asbestos & Misc Nonmetallic Mineral Products - 0.78%
Owens Corning, Inc.	667	137,149

Agricultural Chemicals - 0.35%
ICL Group Ltd.	13,200	60,456

Agricultural Products - Livestock & Animal Specialties - 1.09%
Cal-Maine Foods, Inc.	1,950	190,340

Air Courier Services - 0.64%
Fedex Corp.	371	112,291

Aircraft & Parts - 0.59%
Textron, Inc.	1,213	103,869

Aircraft & Parts - 1.33%
Columbia Sportswear Co.	1,274	111,144
Gildan Activewear, Inc. Class A	2,458	121,966

		233,110

Banks - 5.21%
Bank OZK	2,600	129,922
Bank Of Montreal	1,454	138,494
Capital One Financial Corp.	721	138,439
Fulton Financial Corp.	4,700	101,426
PNC Financial Services Group I	572	122,820
Regions Financial Corp.	5,756	156,909
U.S. Bancorp	2,304	122,780

		910,789

Beverages - 0.79%
The Vita Coco Co., Inc. (2)	3,881	137,931

Bituminous Coal & Lignite Surface Mining - 0.55%
Alpha Metallurigal Resources, Inc. (2)	392	96,263

Captial Goods - 3.72%
AGCO Corp.	1,000	101,210
Applied Industrial Technologies, Inc.	500	137,360
EMCOR Group, Inc.	363	185,174
Huntington Ingalls Industries, Inc.	400	79,168
Snap-on, Inc.	400	147,876

		650,788

Cement Hydraulic - 0.70%
CRH plc	1,205	123,235

Chemicals - 0.43%
LyondellBasell Industries NV Class A	900	75,006

Commercial & Professional Services - 0.74%
HNI Corp.	2,300	130,295

Computer Peripheral Equipment, NEC - 0.51%
Logitech International S.A.	1,103	89,222

Containers & Packaging - 0.42%
Sonoco Products Co.	1,400	72,632

Crude Petroleum & Natural Gas - 0.51%
SM Energy Co.	1,975	89,250

Deep Sea Foreign Transporation of Freight - 0.93%
Global Ship Lease, Inc.	4,772	102,407
Torm plc Class A	2,913	60,998

		163,405

Diversified Financials - 0.48%
Raymond James Financial, Inc.	500	84,640

Electric Services - 0.92%
Black Hills Corp.	2,500	160,175

Electric Utilities - 1.06%
OGE Energy Corp.	4,200	184,632

Electric: Lighting & Wiring Equipment - 1.04%
Acuity Brands, Inc.	570	182,793

Electromedical & Electrotherapeutic Apparatus - 0.86%
InMode Ltd. (2)	7,708	150,537

Energy Equipment & Services - 0.35%
Halliburton Co. (2)	1,900	60,534

Food, Beverage & Tobacco - 1.17%
Archer-Daniels Midland Co.	1,945	106,197
Nomad Foods Ltd.	5,373	98,380

		204,577

Fire, Marine & Casualty Insurance - 2.43%
Axis Capital Holdings Ltd.	1,624	151,097
Everest Group Ltd. (Bermuda)	331	128,282
Renaissancere Holdings Ltd.	509	145,650

		425,030

Footwear, (No Rubber) - 0.62%
Caleres, Inc.	3,496	108,621

Gold & Silver Ores - 0.41%
B2Gold Corp (Canada)	24,860	71,597

Health Care Equipment & Services - 0.51%
Molina Healthcare, Inc. (2)	300	89,370

Heavy Construction Other Than Building Construction Contractors - 0.68%
Sterling Infrastructure, Inc. (2)	616	119,781

Hospital & Medical Service Plans - 0.47%
Humana, Inc.	279	82,690

Hotels & Motels - 0.63%
Boyd Gaming Corp.	1,500	110,775

Industrial & Commercial Fans & Blowers & Air Purifing Equipment - 0.65%
Donaldson Co., Inc. (2)	1,460	113,953

Industrial Trucks, Tractors, Trailors & Stackers - 0.53%
Terex Corp.	1,700	93,143

Insurance - 1.55%
Arch Capital Group Ltd. (2)	800	80,576
CNA Financial Corp.	1,600	80,704
The Hartford Financial Services Group, Inc.	891	109,869

		271,149

Investment Advice - 3.01%
Evercore, Inc. Class A	409	125,931
Federated Hermes, Inc.	3,662	156,551
Janus Henderson Group plc	2,787	126,195
Victory Capital Holdings, Inc. Class A	1,700	118,116

		526,793

Life Insurance - 0.70%
Sun Life Financial, Inc.	1,992	122,289

Metal Shipping Barrels, Drums, Kegs & Pails - 0.49%
Greif, Inc. Class A	1,200	85,236

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.80%
Knife River Corp. (2)	1,356	140,346

Misc Industrial & Commercial Machinery & Equipment - 0.74%
Curtiss-Wright Corp.	346	129,276

Miscellaneous Manufacturing Industries - 0.90%
Brady Corp. Class A	2,100	157,269

Motor Vehicle Parts & Accessories - 0.71%
Visteon Corp. (2)	1,333	124,462

Motor Vehicles & Passenger Car Bodies - 1.39%
General Motors Co.	2,371	131,804
Stellantis N.V. (2)	8,491	112,081

		243,885

Natural Gas Distribution - 1.02%
National Fuel Gas Co.	2,800	179,116

Oil & Gas Field Services - 0.89%
Liberty Energy, Inc. Class A	5,221	96,066
RPC, Inc.	9,300	59,892

		155,958

Oil & Gas Field Machinery & Equipment - 0.89%
Now, Inc. (2)	10,343	155,662

Oil, Gas & Consumable Fuels - 0.53%
Devon Energy Corp.	2,422	91,915

Operative Builders - 1.26%
M/I Homes, Inc. (2)	720	118,822
Meritage Homes Corp.	530	101,267

		220,089

Optical Instruments & Lenses - 0.45%
Nova Ltd. (2)	427	78,466

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.45%
Zimmer Biomet Holdings, Inc.	700	78,470

Patent Owners & Lessors - 0.97%
Interdigital, Inc.	862	168,918

Perfumes, Cosmetics & Other Toilet Preparations - 0.65%
Kenvue, Inc.	4,750	114,380

Petroleum Refining - 1.07%
Suncor Energy, Inc.	2,166	85,514
Valero Energy Corp.	730	101,528

		187,042

Pharmaceutical Preparations - 1.56%
Catalyst Pharmaceuticals, Inc. (2)	6,270	138,379
United Therapeutics Corp. (2)	363	134,488

		272,867

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.49%
Eastman Chemical Co.	825	86,394

Radio Broadcasting Stations - 0.44%
Sirius XM Holdings, Inc.	2,845	76,673

Radio Telephone Commnications - 0.32%
TELUS Corp.	3,600	55,944

Real Estate - 0.96%
CBRE Group, Inc. Class A (2)	1,201	168,128

Retail - Eating Places - 2.24%
Darden Restaurants, Inc.	777	136,962
Wendy's Co.	6,092	111,849
Yum China Holdings, Inc. (China)	3,089	143,793

		392,604

Retail - Grocery Stores - 0.66%
The Kroger Co.	1,884	115,075

Retail-Home Furniture, Furnishings & Equipment Stores - 0.71%
Williams-Sonoma, Inc.	724	124,542

Retail - Jewelry Stores - 0.92%
Signet Jewelers Ltd. (Bermuda)	1,600	160,320

Retail - Lumber & Other Building Materials Dealer - 0.72%
Builders FirstSource, Inc. (2)	675	125,867

Retail - Miscellaneous Shopping Goods Stores - 0.59%
Academy Sports & Outdoors, Inc.	2,100	103,425

Rolling Drawing & Extruding Of Nonferrous Metals - 0.88%
Mueller Industries, Inc.	1,896	153,140

Security Brokers, Dealers & Flotation Companies - 1.11%
Interactive Brokers Group, Inc.	1,014	193,765

Semiconductors & Related Devices - 0.85%
Tower Semiconductor Ltd. (2)	3,137	147,847

Services: Business Services - 1.04%
DLocal Ltd. Class A (2)	15,881	181,679
WNS Holdings Ltd. (2)	1,838	99,675

		281,353

Services - Commercial Physical & Biological Research - 1.92%
Charles River Laboratories International, Inc. (2)	500	99,530
Incyte Corp. (2)	1,980	147,688
Medpace Holdings, Inc. (2)	258	87,883

		335,101

Services - Computer Integrated Systems Design - 0.68%
Leidos Holdings, Inc.	717	118,592

Services - Computer Programming Services - 3.36%
Cognizant Technology Solutions Corp. Class A (2)	1,306	105,120
Doximity, Inc. Class A (2)	2,779	147,287
Sportradar Group AG Class A (2)	9,027	156,528
Zoom Communications, Inc. (2)	2,159	178,528

		587,463

Services - Prepackaged Software - 4.52%
ACIW (2)	2,094	118,981
Clear Secure, Inc. Class A	4,567	118,194
Commvault Systems, Inc. (2)	801	137,444
Electronic Arts, Inc.	381	62,358
Qualys, Inc. (2)	782	120,115
Sprinklr, Inc. Class A (2)	13,510	111,322
Uipath, Inc. Class A (2)	8,584	121,979

		790,393

Services-To Dwellings & Other Buildings - 1.40%
ABM Industries, Inc.	1,973	112,796
Frontdoor, Inc. (2)	2,257	132,260

		245,057

Software & Services - 2.89%
A10 Networks, Inc.	7,446	126,954
Check Point Software Technology Ltd. (Israel) (2)	528	96,096
Dolby Laboratories, Inc. Class A (2)	1,300	101,816
Genpact Ltd. (Bermuda)	2,900	133,864
PagSeguro Digital Ltd. Class A (Brazil) (2)	6,500	47,710

		506,440

State Commercial Banks - 0.67%
Fifth Third Bancorp	2,455	117,987

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 0.55%
Worthington Enterprises, Inc. (2)	2,357	96,448

Surgical & Medical Instruments & Apparatus - 1.69%
Baxter International, Inc.	2,630	88,657
Resmed, Inc.	453	112,806
Teleflex, Inc.	489	94,304

		295,767

Switchgear & Switchboard Apparatus - 1.21%
Powell Industries, Inc.	789	210,963

Transportation - 0.69%
Landstar System, Inc.	650	120,848

Transportation Services - 0.85%
Expedia Group, Inc. (2)	803	148,250

Trucking (No Local) - 1.52%
ArcBest Corp.	1,253	144,446
Old Dominion Freight Line, Inc.	541	121,801

		266,247

Water Supply - 0.99%
American States Water Co.	2,033	173,435

Water Transportation - 0.45%
Teekay Tankers Ltd.	1,967	79,172

Wholesale-Computers & Peripheral Equipment & Software - 1.15%
Eplus, Inc. (2)	1,388	112,234
Polaris, Inc.	1,300	89,700

		201,934

Wholesale-Farm Product Raw Materials - 0.64%
Universal Corp.	1,956	111,727

Wholesale-Industrial Machinery & Equipment - 0.80%
MSC Industrial Direct Co., Inc. Class A	1,629	139,899

Wholesale - Lumber & Other Construction Materials - 0.93%
Boise Cascade Co.	1,100	162,360

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 0.63%
Henry Schein, Inc. (2)	1,431	110,259

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 0.59%
LKQ Corp.	2,649	104,079

Total Common Stock	(Cost $ 13,547,650)	16,229,962

Real Estate Investment Trusts - 6.44%

Camden Property Trust	1,092	137,374
Crown Castle, Inc.	1,179	125,269
Cubesmart	2,722	134,902
First Industrial Realty Trust	2,463	131,647
Mid-America Apartment Communities, Inc.	1,000	164,160
Public Storage	413	143,745
Stag Industrial, Inc.	3,339	122,842
W. P. Carey, Inc.	2,939	167,699

Total Real Estate Investment Trusts	(Cost $ 692,851)	1,127,638

Money Market Registered Investment Companies - 0.86%

Federated Hermes Government Obligations Fund - Institutional Class - 4.50% (3)	150,018	150,018

Total Money Market Registered Investment Companies	(Cost $ 150,018)	150,018

Total Investments - 100.06%	(Cost $ 14,736,393)	17,507,617

Liabilities Less Other Assets - (0.06%)		(11,101)

Total Net Assets - 100.00%		17,496,516

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 29, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$17,507,617	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$17,507,617	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 29, 2024.
ADR - American Depositary Receipt
PLC - Public Limited Company